Long-Term Debt, net (Tables)	6 Months Ended
Jun. 30, 2017
Long-Term Debt, net
Schedule of long-term debt, net

Company’s long-term debt, net, which was all classified as current as of June 30, 2017 and December 31, 2016 consisted of the following (in thousands):

Lender	As of June 30, 2017	As of December 31, 2016
The Royal Bank of Scotland	$642,315	$648,528
HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank	623,694	624,570
HSH Nordbank	7,556	12,200
The Export-Import Bank of Korea & ABN Amro	28,734	34,359
Deutsche Bank	161,332	164,582
Citibank	123,248	127,353
Credit Suisse	183,913	189,080
ABN Amro-Bank of America Merrill Lynch-Burlington Loan Management-National Bank of Greece	210,515	217,584
EnTrustPermal-Credit Suisse-GoldenTree	233,307	242,229
The Royal Bank of Scotland (January 2011 Credit Facility)	29,991	42,384
HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank (January 2011 Credit Facility)	18,470	34,562
ABN Amro-Bank of America Merrill Lynch-Burlington Loan Management -National Bank of Greece (January 2011 Credit Facility)	8,771	9,655
Sinosure CEXIM-Citibank-ABN Amro Credit Facility	91,530	101,700
Club Facility (January 2011 Credit Facility)	—	11,590
Citibank—Eurobank Credit Facility (January 2011 Credit Facility)	42,084	47,938
Comprehensive Financing Plan exit fees accrued	19,845	18,948

Total long-term debt	$2,425,305	$2,527,262

Less: Deferred finance costs, net	(16,601)	(22,330)

Total long-term debt, net of deferred finance costs	$2,408,704	$2,504,932

Scheduled maturities of long-term debt for the next five years and thereafter subsequent

Scheduled maturities of long-term debt for the next five years and thereafter subsequent to June 30, 2017, are as follows (in thousands):

Payment due by period ended	Fixed principal repayments	Variable principal payments	Final Payment due on December 31, 2018*	Total principal payments
June 30, 2018	$170,557	—	—	$170,557
June 30, 2019	127,564	—	$2,056,489	2,184,053
June 30, 2020	20,340	—	—	20,340
June 30, 2021	20,340	—	—	20,340
June 30, 2022	10,170	—	—	10,170

Total long-term debt	$348,971	—	$2,056,489	$2,405,460

* The last payment due on December 31, 2018, includes the unamortized remaining principal debt balances under the restructuring agreement, as such amount will be determinable following the fixed and variable amortization.